CrowdStreet REIT I, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2023
(Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 72.60%

Multi-Family Residential - 50.88%
Brixton Atlee TIC, LP (b)(c)(d)	-	$2,500,000
CS Dalan Investors, LLC (a)(b)(c)(d)	-	2,500,000
Kernan Partners, LLC (a)(b)(c)(d)	-	2,210,000
KV Aventura Holdings, LLC (b)(c)(d)	-	1,657,000
Locale Investor, LLC (a)(b)(c)(d)	-	1,545,000
915 Division CrowdStreet Investors, LLC (a)(b)(c)(d)(e)	-	5,400,000
North Park Titleholder, LLC (a)(b)(c)(d)	-	4,100,000
		19,912,000
Industrial - 15.33%
HIP CS Investors, LLC (a)(b)(c)(d)	-	4,000,000
Rhino MT Andover, LLC (a)(b)(c)(d)		2,000,000
		6,000,000
Other - 0.00%
ONH AFS CS Investors, LLC (a)(b)(c)(d)	-	-

Speciality Retail - 6.39%
OC-Series Fund I, LLC (a)(b)(c)(d)	-	2,500,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $34,150,000)		28,412,000

TOTAL INVESTMENTS (Cost $34,150,000) - 72.60%		$28,412,000

Other Assets in Excess of Other Liabilities - 27.40%		10,719,872

NET ASSETS - 100.00%		$39,131,872

(a) Non-income producing security.
(b) Level 3 security fair valued using significant unobservable inputs.
(c) Restricted security.
(d) Investment does not issue shares.
(e) CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.